SECURED CONVERTIBLE DEBENTURES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Secured Convertible Debentures
SCHEDULE OF SECURED DEBENTURES PAYABLE TO RELATED PARTY

Secured debentures that are payable to an otherwise unaffiliated third party consists of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021

YA II PN, Ltd.	$900,000	$3,000,000
Less debt discount	(815,270)	(2,150,067)
Secured debentures, net	$84,730	$849,933

Secured debentures that are payable to an otherwise unaffiliated third party consists of the following as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020

YA II PN, Ltd.	$3,000,000	$900,000
Less debt discount	(2,150,067)	-
Secured note payable, net	$849,933	$900,000